Borrowings (Tables)	6 Months Ended
Jun. 30, 2025
Borrowings [Abstract]
Schedule of Borrowings

As of June 30, 2025 and December 31, 2024, summary of the borrowings is as following:

					As of June 30,		As of December 31,
					2025		2024
Bank and other financial institution	Annual interest rate	Start	Maturity	Principal	Long-term	Long-term (current portion)	Long-term	Long-term (current portion)
				USD	USD	USD	USD	USD
Maybank Singapore Limited	5.00%	July 2022	July 2027	314,490	69,326	65,952	95,624	59,887

Schedule of Debt Maturities	The contractual maturities of the Group’s borrowings as of June 30, 2025 were as follows:
Amount
USD
Within 1 year	65,952
1 – 2 years	69,326
Total	135,278